Investments carried under the equity method, Breakdown of stand-alone amounts (Details) $ in Thousands				12 Months Ended
		Nov. 30, 2022 USD ($) MW	Jun. 16, 2021 MW	Dec. 31, 2022 USD ($) MW		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Nov. 16, 2022 USD ($)
Dividend distribution [Abstract]
Percentage of voting equity interests acquired		49.00%
Dividend distribution				$ 57,537		$ 36,877
Share of profit (loss) of associates accounted for using equity method				21,465		12,304		$ 510
Investments accounted for using equity method				260,031		294,581		116,614
Investments in associates [Abstract]
Non-current assets				8,069,183		8,585,025
Current assets				1,031,728		1,166,905
Project debt				4,553,052		5,036,193		5,237,614
Other non-current liabilities				6,792,862		7,178,920
Other current liabilities				519,002		824,405
Revenue				1,102,029		1,211,749		1,013,260
Loss for the period				(2,087)		(10,918)		16,874
Investment under the equity method				$ 260,031		$ 294,581		$ 116,614
Ownership interest				49.00%		49.00%
Share of profit				$ 21,465		$ 12,304
Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions				75.00%
Chile PMGD [Member]
Dividend distribution [Abstract]
Percentage of voting equity interests acquired									49.00%
Investments accounted for using equity method		$ 4,500							$ 30,000
Investments in associates [Abstract]
Investment under the equity method		$ 4,500							$ 30,000
Gross capacity | MW		80
AYES Canada [Member] | Amherst Island [Member]
Dividend distribution [Abstract]
Dividend distribution				$ 20,900		$ 17,700
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares						50.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
% Shares				30.00%
Ownership interest				100.00%
Share of profit				$ (5,300)		$ (2,000)
Honaine [Member]
Dividend distribution [Abstract]
Dividend distribution				4,000		4,400
2007 Vento II, LLC [Member]
Dividend distribution [Abstract]
Dividend distribution				32,600		14,800
Investments accounted for using equity method	[1]			$ 181,735		$ 195,952
Investments in associates [Abstract]
% Shares			49.00%	49.00%	[1]	49.00%	[1]
Non-current assets	[1]			$ 435,029		$ 459,037
Current assets	[1]			14,198		13,511
Project debt	[1]			0		0
Other non-current liabilities	[1]			57,596		62,387
Other current liabilities	[1]			11,515		10,259
Revenue	[1]			103,362		104,461
Operating profit/(loss)	[1]			42,662		34,216
Loss for the period	[1]			40,992		32,806
Investment under the equity method	[1]			181,735		195,952
Share of profit				20,100		8,400
Gross capacity | MW			596
Windlectric Inc. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method	[2]			$ 18,935		$ 41,911
Investments in associates [Abstract]
% Shares	[2]			30.00%		30.00%
Non-current assets	[2]			$ 278,504		$ 310,751
Current assets	[2]			3,338		11,036
Project debt	[2]			0		0
Other non-current liabilities	[2]			167,519		207,404
Other current liabilities	[2]			43,227		38,126
Revenue	[2]			24,996		24,008
Operating profit/(loss)	[2]			10,560		10,442
Loss for the period	[2]			(15)		152
Investment under the equity method	[2]			$ 18,935		41,911
Ownership interest				100.00%
Myah Bahr Honaine, S.P.A. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method	[3]			$ 42,128		$ 38,922
Investments in associates [Abstract]
% Shares	[3]			25.50%		25.50%
Non-current assets	[3]			$ 150,623		$ 151,830
Current assets	[3]			66,246		59,020
Project debt	[3]			43,579		51,721
Other non-current liabilities	[3]			18,902		18,142
Other current liabilities	[3]			4,257		3,293
Revenue	[3]			55,267		53,450
Operating profit/(loss)	[3]			33,374		33,935
Loss for the period	[3]			26,768		24,899
Investment under the equity method	[3]			$ 42,128		38,922
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares				51.00%
Share of profit				$ 6,800		6,400
Pemcorp SAPI de CV [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method	[4]			$ 10,034		$ 15,358
Investments in associates [Abstract]
% Shares	[4]			30.00%		30.00%
Non-current assets	[4]			$ 138,931		$ 127,892
Current assets	[4]			112,352		117,083
Project debt	[4]			159,382		146,931
Other non-current liabilities	[4]			90,474		101,439
Other current liabilities	[4]			4,328		2,925
Revenue	[4]			45,625		40,166
Operating profit/(loss)	[4]			1,680		6,561
Loss for the period	[4]			(17,747)		(6,522)
Investment under the equity method	[4]			10,034		15,358
Pectonex, R.F. Proprietary Limited [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 1,411		$ 1,495
Investments in associates [Abstract]
% Shares				50.00%		50.00%
Non-current assets				$ 2,045		$ 2,356
Current assets				0		0
Project debt				0		0
Other non-current liabilities				0		0
Other current liabilities				1		1
Revenue				0		0
Operating profit/(loss)				(168)		(186)
Loss for the period				(168)		(186)
Investment under the equity method				1,411		1,495
Evacuacion Valdecaballeros, S.L. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 858		$ 923
Investments in associates [Abstract]
% Shares				57.16%		57.16%
Non-current assets				$ 15,551		$ 17,185
Current assets				1,020		976
Project debt				0		0
Other non-current liabilities				13,635		15,022
Other current liabilities				232		156
Revenue				860		938
Operating profit/(loss)				(60)		(63)
Loss for the period				(89)		(93)
Investment under the equity method				858		923
Evacuacion Villanueva del Rey, S.L [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 0		$ 0
Investments in associates [Abstract]
% Shares				40.02%		40.02%
Non-current assets				$ 2,317		$ 2,637
Current assets				12		63
Project debt				0		0
Other non-current liabilities				1,386		1,601
Other current liabilities				111		172
Revenue				0		0
Operating profit/(loss)				57		59
Loss for the period				0		0
Investment under the equity method				0		0
Liberty Infraestructuras S.L. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 29		$ 21
Investments in associates [Abstract]
% Shares				20.00%		20.00%
Non-current assets				$ 93		$ 238
Current assets				283		46
Project debt				0		0
Other non-current liabilities				0		0
Other current liabilities				37		5
Revenue				0		0
Operating profit/(loss)				0		(54)
Loss for the period				(22)		(54)
Investment under the equity method				29		$ 21
Akuo Atlantica PMGD Holding S.P.A [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method	[5]			$ 4,450
Investments in associates [Abstract]
% Shares	[5]			49.00%
Non-current assets	[5]			$ 14,814
Current assets	[5]			2,828
Project debt	[5]			0
Other non-current liabilities	[5]			8,755
Other current liabilities	[5]			326
Revenue	[5]			0
Operating profit/(loss)	[5]			0
Loss for the period	[5]			(348)
Investment under the equity method	[5]			$ 4,450
Gross capacity | MW				80
Fontanil Solar, S.L.U. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 229
Investments in associates [Abstract]
% Shares				25.00%
Non-current assets				$ 117
Current assets				7
Project debt				0
Other non-current liabilities				99
Other current liabilities				24
Revenue				0
Operating profit/(loss)				(1)
Loss for the period				(2)
Investment under the equity method				229
Murum Solar, S.L.U. [Member]
Dividend distribution [Abstract]
Investments accounted for using equity method				$ 222
Investments in associates [Abstract]
% Shares				25.00%
Non-current assets				$ 228
Current assets				8
Project debt				0
Other non-current liabilities				180
Other current liabilities				59
Revenue				0
Operating profit/(loss)				(1)
Loss for the period				(5)
Investment under the equity method				$ 222

[1]	2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements (Note 1). Share of profit of 2007 Vento II, LLC. included in these Consolidated Financial Statements amounts to $20.1 million in 2022 and $8.4 million in 2021.
[2]	Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.
[3]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.8 million in 2022 and $6.4 million in 2021.
[4]	Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these Consolidated Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a loss of $5.3 million in 2022 and a loss of $2.0 million in 2021.
[5]	Akuo Atlantica PMGD Holding S.P.A. is the holding company of a 80 MW portfolio of solar PV assets in Chile, which is currently starting construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Financial Statements.